Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Revenue Recognition [Abstract]
Maximum percentage of the Company's revenues recognized under the percentage-of-completion method (in hundredths)			17.90%
Cash payments for interest and income taxes [Abstract]
Interest	$ 16	$ 17	$ 186	$ 177	$ 173
Taxes on income, net of refunds	21	32	214	139	219
Non-cash investing activities [Abstract]
Capital expenditures in accounts payable and accrued expenses	41	46	32	47	122
Capital expenditures through capital lease obligations	32	45	181	270	289
Assets acquired under long-term financing			26	32	115
Dividends declared not paid	30	30	30	31
Foreign Currency [Abstract]
Other comprehensive income	(84)	(127)	(83)	(124)	261
Tax effect of foreign currency translation adjustment included in AOCI			12	1	3
Net income attributable to CSC common shareholders [Abstract]
Income from continuing operations, net of tax	142	19
From discontinued operations	14	21	481	166	126
Net income (loss) attributable to CSC common stockholders	$ 156	$ 40	$ 961	$ (4,242)	$ 740
Common share information [Abstract]
Weighted average common shares outstanding for basic EPS (in shares)	149,854,000.000	155,227,000.000	154,590,000.000	155,012,000.000	154,488,000.000
Dilutive effect of stock options and equity awards (in shares)	2,384,000.000	420,000.000	967,000.000	0.000	2,117,000.000
Shares for diluted earngns (loss) per share (in shares)	152,238,000.000	155,647,000.000	155,557,000.000	155,012,000.000	156,605,000.000
Basic EPS:
Continuing operations	$ 0.95	$ 0.13	$ 3.11	$ (28.44)	$ 3.97
Discontinued operations	$ 0.09	$ 0.13	$ 3.11	$ 1.07	$ 0.82
Total	$ 1.04	$ 0.26	$ 6.22	$ (27.37)	$ 4.79
Diluted EPS:
Continuing operations	$ 0.93	$ 0.13	$ 3.09	$ (28.44)	$ 3.93
Discontinued operations	$ 0.09	$ 0.13	$ 3.09	$ 1.07	$ 0.80
Total	$ 1.02	$ 0.26	$ 6.18	$ (27.37)	$ 4.73
Antidilutive stock options not included in the computation of earning per share (in shares)			14,755,024	17,592,316	9,431,834
Stock Options [Member]
Diluted EPS:
Antidilutive stock options not included in the computation of earning per share (in shares)			442,228
Restricted Stock Units (RSUs) [Member]
Diluted EPS:
Antidilutive stock options not included in the computation of earning per share (in shares)					1,064,959